Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule of accounts receivable [Abstract]
Accounts receivable, gross	$ 27,911,421	$ 34,563,743
Less: allowance for doubtful accounts	463,514
Accounts receivable	$ 27,447,907	$ 34,563,743